Segmental Reporting - Segment reporting (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Purchase of Non-Current assets	$ 80,404	$ 51,293
Assets
Total Current Assets	23,602,506	8,653,622	$ 21,193,666
Total Non-Current Assets	14,908,571	20,426,506	14,664,313
Liabilities
Total Current Liabilities	(10,035,517)	(16,333,119)	(13,314,035)
Total Non-Current Liabilities	(2,257,024)	(2,543,642)	$ (2,387,591)
Intercompany balances
Net Asset position	26,218,536	10,203,367
Betting establishments [Member]
Purchase of Non-Current assets	2,081	28,758
Assets
Total Current Assets	12,300,829	7,928,294
Total Non-Current Assets	7,081,460	12,633,088
Liabilities
Total Current Liabilities	(8,675,683)	(5,911,483)
Total Non-Current Liabilities	(1,055,027)	(1,227,525)
Intercompany balances	4,273,141	6,130,287
Net Asset position	13,924,720	19,552,661
Betting Platform Software and Services [Member]
Purchase of Non-Current assets	44,157	22,534
Assets
Total Current Assets	822,379	365,476
Total Non-Current Assets	6,169,034	6,514,244
Liabilities
Total Current Liabilities	(698,241)	(503,558)
Total Non-Current Liabilities	(1,201,997)	(1,316,117)
Intercompany balances	(318,375)	227,718
Net Asset position	4,772,800	5,287,763
All Other [Member]
Purchase of Non-Current assets	34,166
Assets
Total Current Assets	10,479,298	359,852
Total Non-Current Assets	1,658,077	1,279,174
Liabilities
Total Current Liabilities	(661,593)	(9,918,078)
Total Non-Current Liabilities
Intercompany balances	(3,954,766)	(6,358,005)
Net Asset position	$ 7,521,016	$ (14,637,057)